STOCKHOLDER EQUITY (Details) (USD $)	3 Months Ended		12 Months Ended		0 Months Ended		1 Months Ended				6 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 31, 2014	Jun. 23, 2014	Mar. 31, 2015	Jan. 31, 2015	Dec. 31, 2014	Oct. 31, 2014	Jul. 31, 2013	May 31, 2011	Nov. 28, 2011	Jan. 09, 2013
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized	1,000,000		1,000,000	1,000,000			1,000,000		1,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001			0.001		0.001
Common Stock, Shares Authorized	50,000,000		50,000,000	50,000,000			50,000,000		50,000,000
Common Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001	$ 0.001			0.001		0.001
Common Stock, Shares, Issued	13,159,694		11,179,266	8,412,101			13,159,694		11,179,266
Common Stock, Shares, Outstanding	13,159,694		11,179,266	8,412,101			13,159,694		11,179,266
Stock Issued During Period, Value, Issued for Services (in Dollars)	$ 928,900		$ 1,635,000	$ 44,751
Stock Issued During Period, Shares, New Issues			956,179	122,449
Proceeds from Issuance of Common Stock (in Dollars)	3,042,213	229,222	1,969,410	299,974
Stock Issued During Period, Value, Other (in Dollars)			65,000
Deferred Compensation Arrangement with Individual, Common Stock Reserved for Future Issuance			417,500						417,500
Deferred Compensation Liability, Current (in Dollars)	646,066		226,305	0			646,066		226,305
Deferred Compensation Arrangement with Individual, Exercise Price (in Dollars per share)			$ 2.50
Proceeds from Issuance or Sale of Equity (in Dollars)	3,042,213
Common Stock, Shares Subscribed but Unissued	352,500						352,500
Stock Issued for Services [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services				21,412
Stock Issued During Period, Value, Issued for Services (in Dollars)				44,751
Shares Issued, Price Per Share (in Dollars per share)				$ 2.09
Settlement of Related Party Debt [Member] | Director [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)			$ 2.50						2.50
Stock Issued During Period, Shares, Other			26,000
Stock Issued During Period, Value, Other (in Dollars)			65,000
Investor [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Proceeds from Issuance of Private Placement (in Dollars)			1,969,410
Director [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Shares Issued, Price Per Share (in Dollars per share)			$ 2.50						2.50
Stock Issued During Period, Shares, New Issues					24,490
Proceeds from Issuance of Common Stock (in Dollars)				247,174
Sale of Stock, Price Per Share (in Dollars per share)				$ 2.45
Proceeds from Issuance of Private Placement (in Dollars)					60,000
Directors and Key Consultants [Member] | 2012 Equity Incentive Plan [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, Issued for Services	370,000
Stock Issued During Period, Value, Issued for Services (in Dollars)	928,900
Shares Issued, Price Per Share (in Dollars per share)	$ 2.51		$ 2.50				2.51		2.50
Stock Issued During Period, Shares, Share-based Compensation, Gross			654,000
Stock Issued During Period, Value, Share-based Compensation, Gross (in Dollars)			$ 1,635,000
Series A Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized	200		200	200			200		200			200
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)												$ 5,000
Preferred Stock, Shares Issued			184.4	184.4					184.4
Stock Issued During Period, Shares, Conversion of Convertible Securities						577,901
Conversion of Stock, Shares Issued						577,901
Preferred Stock, Shares Outstanding				184.4
Series B Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized	600		600	600			600		600				600
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)													$ 5,000
Preferred Stock, Shares Issued			177.5	177.5					177.5
Stock Issued During Period, Shares, Conversion of Convertible Securities						493,818
Conversion of Stock, Shares Issued						493,818
Preferred Stock, Shares Outstanding				177.5
Series C Preferred Stock [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Preferred Stock, Shares Authorized	4,200		4,200	4,200			4,200		4,200
Preferred Stock, Shares Issued	2,461		2,711				2,461		2,711
Temporary Equity, Shares Authorized			4,200						4,200					4,200
Temporary Equity, Shares Issued	2,461		2,711	2,781			2,461		2,711
Conversion of Stock, Shares Issued							169,334	42,334	59,267	59,267
Conversion of Stock, Shares Converted							200	50	70	70
Stock Issued During Period, Shares, New Issues											2,181
Preferred Stock, Shares Outstanding	2,461		2,711				2,461		2,711
Private Placement [Member]
STOCKHOLDER EQUITY (Details) [Line Items]
Stock Issued During Period, Shares, New Issues	1,398,760
Securities Purchase Agreement	In connection with the securities purchase agreements described above, the Company entered into a registration rights agreement whereas the Company is required to file a registration statement registering for resale the a) all of the purchase agreement Shares, (b) all investor warrant Shares then issuable upon exercise of the investor warrants, (c) the shares of common stock underlying the investment banker warrants; (d) any additional shares of Common Stock issuable in connection with any anti-dilution provisions in the investor warrants and the investment banker warrants (e) any securities issued or then issuable upon any stock split, dividend or other distribution, recapitalization or similar event with respect to the foregoing. The Company is required to file a registration statement the 45 days following the final closing date and must be declared effective no later than 180 days from the filing date.The Company was required to maintain the effectiveness of the registration statement from its effective date unless all securities registered under the registration statement have been sold or are otherwise able to be sold. If the Company failed to comply with the registration statement filing and effective date requirements, the Company is required to pay the investors a fee equal to 1% of the Purchaser’s investment, for each 30-day period of delay, subject to a maximum payment of 6% to each Purchaser.